CASH AND CASH EQUIVALENTS (Detail Textuals)	Dec. 31, 2023
Minimum
Cash And Cash Equivalents [Line Items]
Proportion of majority of cash and cash equivalents accumulates interest	3.00%
Maximum
Cash And Cash Equivalents [Line Items]
Proportion of majority of cash and cash equivalents accumulates interest	5.50%